Harbor SMID Cap Value ETF Investment Strategy - Harbor SMID Cap Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests principally in common stocks and other equity securities of U.S. small- and mid- (smid) capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of smid-cap companies that it considers “value” stocks. The Fund defines smid-cap companies as those with market capitalizations that fall within the range of the Russell 2500® Index, provided that the upper end of the capitalization range of that Index equals or exceeds $12 billion. If the upper end of the Index’s capitalization range falls below $12 billion, the Fund will continue to define those companies with market capitalizations between the lower end of the range of the Index and $12 billion as smid-cap companies. As of December 31, 2025, the range of the Index was $1.27 billion to $36.99 billion, but it is expected to change frequently. The Fund considers all constituent securities of any value index defined by FTSE Russell to be value stocks. The Subadvisor employs a disciplined investment approach that seeks to identify companies that, in the Subadvisor’s view, demonstrate strong business fundamentals, such as revenue growth, strong profit margins, manageable debt and strong cash flow, and earnings prospects that are not recognized by the market as a whole and therefore not reflected in the companies’ current market valuations. The Subadvisor uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadvisor uses statistical analysis designed to identify and manage specific risks in the Fund’s portfolio compared to its benchmark by measuring factors like value, earnings growth, volatility, and sector over and underweights, seeking to minimize unexpected losses and improve risk-adjusted returns. The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. Any attempts to limit risk are not guaranteed to be successful. The Fund’s sector weightings are an outgrowth of individual stock selection. The Subadvisor may sell a stock if one of the following situations arises: ■The company’s stock performs in line with the Subadvisor’s expectations and reaches or exceeds a price projected by the Subadvisor; ■The investment process identifies a company the Subadvisor believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or ■The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. The Fund’s portfolio is expected to consist of approximately 40-70 companies.